JGH	Nuveen Global High Income Fund Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 140.3% (98.5% of Total Investments)

	CORPORATE BONDS – 113.6% (79.7% of Total Investments)

	Aerospace & Defense – 1.7%

$3,000	Bombardier Inc., 144A	7.500%	3/15/25	B	$3,090,000
1,075	Bombardier Inc., 144A	7.875%	4/15/27	B	1,108,594
1,700	TransDigm Inc.	6.375%	6/15/26	B–	1,682,745
1,000	TransDigm Inc., 144A	7.500%	3/15/27	B–	1,023,750
	Total Aerospace & Defense				6,905,089

	Airlines – 1.4%

2,352	Air Canada, 144A	7.750%	4/15/21	BB+	2,519,580
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B	3,060,000
	Total Airlines				5,579,580

	Auto Components – 2.0%

1,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	735,000
1,000	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	975,000
2,250	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	2,345,625
1,275	IHO Verwaltungs GmbH, 144A (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,211,250
1,900	Panther BF Aggregator 2 LP / Panther Finance Co Inc., 144A, (WI/DD)	8.500%	5/15/27	B	1,904,750
1,100	Tenneco Inc.	5.375%	12/15/24	BB–	990,000
	Total Auto Components				8,161,625

	Automobiles – 1.5%

1,350	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	1,333,125
4,565	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	4,627,961
	Total Automobiles				5,961,086

	Banks – 1.3%

2,355	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,204,869
2,500	Royal Bank of Scotland Group PLC	6.100%	6/10/23	A–	2,656,089
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A–	484,118
	Total Banks				5,345,076

	Building Products – 1.1%

1,870	American Woodmark Corp, 144A	4.875%	3/15/26	BB	1,827,925
1,750	Builders FirstSource Inc., 144A	5.625%	9/01/24	BB–	1,723,750
1,000	Omnimax International Inc., 144A	12.000%	8/15/20	B–	1,015,000
	Total Building Products				4,566,675

	Capital Markets – 1.6%

2,000	DKT Finance ApS, 144A	9.375%	6/17/23	B+	2,141,000
2,000	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	2,015,000
2,410	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	2,373,850
	Total Capital Markets				6,529,850

	Chemicals – 3.2%

1,500	Chemours Co/The	5.375%	5/15/27	BB–	1,490,145
2,550	FXI Holdings Inc., 144A	7.875%	11/01/24	B	2,371,500
1,500	INEOS Group Holdings SA	5.625%	8/01/24	BB	1,496,250
840	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	B	848,400
2,250	OCI NV, 144A	6.625%	4/15/23	BB–	2,333,250
1,500	Olin Corp	5.125%	9/15/27	BB+	1,516,875
3,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144A	8.000%	10/01/26	B–	3,030,000
	Total Chemicals				13,086,420

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Commercial Services & Supplies – 4.8%

$3,000	ADT Security Corp/The, 144A	4.875%	7/15/32	BB–	$2,430,000
2,000	APX Group Inc.	7.875%	12/01/22	B1	2,004,800
1,000	Brink’s Co/The, 144A	4.625%	10/15/27	BB+	967,500
1,500	Cimpress NV, 144A	7.000%	6/15/26	B	1,443,750
2,515	Covanta Holding Corp	5.875%	7/01/25	B1	2,559,012
3,250	Hulk Finance Corp, 144A	7.000%	6/01/26	CCC+	3,079,375
2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB–	1,935,000
1,500	RR Donnelley & Sons Co	6.500%	11/15/23	B–	1,533,750
1,200	Staples Inc., 144A	8.500%	9/15/25	B–	1,308,000
2,000	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	1,925,000
	Total Commercial Services & Supplies				19,186,187

	Communications Equipment – 0.3%

775	CommScope Finance LLC, 144A	8.250%	3/01/27	B+	804,063
425	ViaSat Inc., 144A	5.625%	4/15/27	BB+	432,484
	Total Communications Equipment				1,236,547

	Construction & Engineering – 0.2%

1,000	NCI Building Systems Inc., 144A	8.000%	4/15/26	B–	898,020

	Construction Materials – 1.3%

4,000	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,098,000
1,000	Gates Global LLC / Gates Global Co, 144A	6.000%	7/15/22	B	1,003,910
	Total Construction Materials				5,101,910

	Consumer Finance – 4.0%

2,000	Ally Financial Inc.	4.625%	3/30/25	BB+	2,035,000
3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	2,572,500
1,250	Enova International Inc., 144A	8.500%	9/01/24	B–	1,175,000
2,000	Enova International Inc., 144A	8.500%	9/15/25	B–	1,867,500
1,000	Navient Corp	7.250%	9/25/23	BB	1,056,250
3,750	Refinitiv US Holdings Inc., 144A	8.250%	11/15/26	B+	3,679,687
4,000	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B–	3,760,000
	Total Consumer Finance				16,145,937

	Containers & Packaging – 1.1%

2,500	Ball Corp	4.000%	11/15/23	BB+	2,518,750
2,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	1/15/23	BB–	2,020,000
	Total Containers & Packaging				4,538,750

	Distributors – 0.4%

1,500	American Builders & Contractors Supply Co Inc., 144A	5.875%	5/15/26	B+	1,520,625

	Diversified Consumer Services – 0.5%

2,000	frontdoor Inc., 144A	6.750%	8/15/26	B2	2,045,000

	Diversified Financial Services – 2.6%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	1,997,500
170	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	175,100
2,000	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	1,970,000
4,442	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	4,357,112
1,980	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	2,054,250
	Total Diversified Financial Services				10,553,962

	Diversified Telecommunication Services – 4.9%

1,500	CenturyLink Inc.	5.800%	3/15/22	BB	1,531,875
800	Colombia Telecomunicaciones SA ESP, 144A	5.375%	9/27/22	BB+	815,200
1,000	Consolidated Communications Inc.	6.500%	10/01/22	B3	895,000
1,260	CSC Holdings LLC, 144A	10.875%	10/15/25	B+	1,454,670
2,000	Embarq Corp	7.995%	6/01/36	BB	1,947,500

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Diversified Telecommunication Services (continued)

$2,500	Frontier Communications Corp	6.250%	9/15/21	B	$1,912,500
2,000	Frontier Communications Corp, 144A	8.500%	4/01/26	BB	1,857,500
3,250	Sprint Capital Corp	6.875%	11/15/28	B+	3,124,063
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BBB–	2,030,800
2,400	Telenet Finance Luxembourg Notes Sarl	5.500%	3/01/28	BB+	2,353,207
10	Xplornet Communications Inc., 144A (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	10,578
2,000	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,995,600
	Total Diversified Telecommunication Services				19,928,493

	Electric Utilities – 1.5%

2,500	Talen Energy Supply LLC	6.500%	6/01/25	B	2,200,000
2,000	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB–	1,950,000
1,250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,300,000
775	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	805,031
	Total Electric Utilities				6,255,031

	Electrical Equipment – 0.4%

1,500	Energizer Gamma Acquisition Inc., 144A	6.375%	7/15/26	B+	1,537,500

	Electronic Equipment, Instruments & Components – 1.0%

2,250	Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	2,295,000
1,925	Ingram Micro Inc.	5.450%	12/15/24	BBB–	1,909,662
	Total Electronic Equipment, Instruments & Components				4,204,662

	Energy Equipment & Services – 4.0%

1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,223,640
1,500	Calfrac Holdings LP, 144A	8.500%	6/15/26	B–	1,162,500
3,300	Ensco PLC	7.750%	2/01/26	B	2,784,375
2,000	FTS International Inc.	6.250%	5/01/22	B	1,935,000
2,500	Oceaneering International Inc.	6.000%	2/01/28	BB+	2,375,000
2,000	Precision Drilling Corp, 144A	7.125%	1/15/26	BB–	1,983,125
1,750	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B–	1,658,125
800	Transocean Inc., 144A	9.000%	7/15/23	B	853,000
2,000	Transocean Inc., 144A	7.250%	11/01/25	B	1,975,000
	Total Energy Equipment & Services				15,949,765

	Equity Real Estate Investment Trust – 1.3%

2,000	GEO Group Inc./The	6.000%	4/15/26	B+	1,680,000
2,250	Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	2,182,500
1,250	iStar Inc.	5.250%	9/15/22	BB	1,231,250
	Total Equity Real Estate Investment Trust				5,093,750

	Food & Staples Retailing – 1.3%

1,500	Albertsons Cos LLC / Safeway Inc. / New Albertsons LP / Albertson’s LLC, 144A	7.500%	3/15/26	B+	1,543,125
2,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	BB–	2,070,000
2,000	New Albertsons LP	7.450%	8/01/29	CCC+	1,770,000
	Total Food & Staples Retailing				5,383,125

	Food Products – 1.9%

1,750	FAGE International SA/ FAGE USA Dairy Industry Inc., 144A	5.625%	8/15/26	BB–	1,369,375
1,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	5.750%	6/15/25	BB–	1,025,000
2,500	MARB BondCo PLC, 144A	6.875%	1/19/25	BB–	2,439,525
3,000	Post Holdings Inc., 144A	5.625%	1/15/28	B+	2,977,500
	Total Food Products				7,811,400

	Gas Utilities – 0.8%

1,680	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,636,488
1,500	Superior Plus LP / Superior General Partner Inc., 144A	7.000%	7/15/26	BB	1,524,375
	Total Gas Utilities				3,160,863

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Health Care Providers & Services – 3.6%

$2,072	Acadia Healthcare Co Inc.	5.625%	2/15/23	B–	$2,084,950
2,000	Centene Corp, 144A	5.375%	6/01/26	BB+	2,085,000
3,390	CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	3,182,362
1,000	Envision Healthcare Corp, 144A	8.750%	10/15/26	B–	891,250
2,650	HCA Inc.	5.625%	9/01/28	Ba2	2,802,375
475	HCA Inc.	5.875%	2/01/29	Ba2	511,789
1,000	Tenet Healthcare Corp	6.750%	6/15/23	B–	1,030,000
1,750	Tenet Healthcare Corp	4.625%	7/15/24	BB–	1,754,375
	Total Health Care Providers & Services				14,342,101

	Health Care Technology – 0.6%

2,295	Exela Intermediate LLC / Exela Finance Inc., 144A	10.000%	7/15/23	B	2,336,884

	Hotels, Restaurants & Leisure – 5.7%

3,250	1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	BB–	3,217,500
1,000	Carlson Travel Inc., 144A	6.750%	12/15/23	B2	1,000,000
1,500	Carlson Travel Inc., 144A	9.500%	12/15/24	Caa1	1,443,750
2,000	Golden Nugget Inc., 144A	6.750%	10/15/24	B3	2,010,000
2,500	Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	2,537,500
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB+	2,050,000
2,160	MGM Growth Properties Operating Partnership LP / MGP Finance Co–Issuer Inc.	4.500%	1/15/28	BB+	2,030,400
2,000	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,960,000
1,500	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B–	1,563,750
2,000	Viking Cruises Ltd, 144A	5.875%	9/15/27	B	1,945,000
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	1,419,375
2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	B+	1,915,000
	Total Hotels, Restaurants & Leisure				23,092,275

	Household Durables – 2.3%

1,500	Beazer Homes USA Inc.	5.875%	10/15/27	B–	1,308,750
750	M/I Homes Inc.	5.625%	8/01/25	BB–	718,125
2,758	Mattamy Group Corp, 144A	6.500%	10/01/25	BB	2,720,905
1,100	Shea Homes LP / Shea Homes Funding Corp, 144A	6.125%	4/01/25	BB–	1,047,750
1,750	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	1,610,000
2,175	William Lyon Homes Inc.	5.875%	1/31/25	B+	2,044,500
	Total Household Durables				9,450,030

	Independent Power & Renewable Electricity Producers – 1.2%

2,500	Calpine Corp, 144A	5.250%	6/01/26	BB+	2,487,500
2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,412,500
	Total Independent Power & Renewable Electricity Producers				4,900,000

	Insurance – 0.8%

375	Acrisure LLC / Acrisure Finance Inc., 144A	8.125%	2/15/24	B	388,560
2,000	Genworth Holdings Inc.	4.800%	2/15/24	B	1,650,000
1,000	Nationstar Mortgage Holdings Inc., 144A	9.125%	7/15/26	B	1,015,000
	Total Insurance				3,053,560

	Interactive Media & Services – 0.3%

1,500	Rackspace Hosting Inc., 144A	8.625%	11/15/24	B+	1,336,320

	Internet & Direct Marketing Retail – 0.8%

3,000	Netflix Inc.	5.875%	11/15/28	BB–	3,168,750

	IT Services – 0.8%

3,000	First Data Corp, 144A	5.000%	1/15/24	BB+	3,072,000

	Leisure Products – 0.8%

3,100	Mattel Inc., 144A	6.750%	12/31/25	BB–	3,049,625

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Machinery – 2.8%

$1,500		Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	$1,440,000
1,000		Beacon Roofing Supply Inc., 144A	4.875%	11/01/25	B+	950,000
2,500		Cleaver-Brooks Inc., 144A	7.875%	3/01/23	B	2,312,500
1,000		Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,075,000
1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,530,000
1,880		Mueller Water Products Inc., 144A	5.500%	6/15/26	BB	1,908,200
2,000		Navistar International Corp, 144A	6.625%	11/01/25	B+	2,032,500
		Total Machinery				11,248,200

		Marine – 0.5%

2,000		Stena International SA, 144A	5.750%	3/01/24	BB–	1,935,000

		Media – 9.8%

3,250		Altice France SA/France, 144A	7.375%	5/01/26	B	3,185,000
2,500		Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	2,496,875
2,000		AMC Entertainment Holdings Inc.	5.875%	11/15/26	B3	1,805,000
2,000		AMC Networks Inc.	4.750%	8/01/25	BB	1,985,000
2,000		CBS Radio Inc., 144A	7.250%	11/01/24	B–	1,990,000
2,000		CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.500%	5/01/26	BB+	2,065,000
1,250		CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,253,125
1,250		DISH DBS Corp	5.875%	11/15/24	BB–	1,050,000
1,250		DISH DBS Corp	7.750%	7/01/26	BB–	1,087,500
1,500		Lee Enterprises Inc./IA, 144A	9.500%	3/15/22	B2	1,531,875
2,000		Meredith Corp	6.875%	2/01/26	B+	2,105,000
2,500		Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	2,475,000
1,550		Quebecor Media Inc.	5.750%	1/15/23	B+	1,615,875
3,000		Sirius XM Radio Inc., 144A	5.000%	8/01/27	BB	3,001,800
2,500		UPC Holding BV, 144A	5.500%	1/15/28	B	2,493,750
2,250		Urban One Inc., 144A	7.375%	4/15/22	B2	2,171,250
3,500	CAD	Videotron Ltd, 144A	5.625%	6/15/25	BB	2,737,587
2,000		Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,012,500
2,247		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,303,175
— (10)	CAD	Yellow Pages Digital & Media Solutions Ltd, 144A	10.000%	11/01/22	B+	14
		Total Media				39,365,326

		Metals & Mining – 9.7%

1,750		AK Steel Corp	7.000%	3/15/27	B–	1,466,150
2,750		Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,832,500
1,500		Aleris International Inc., 144A	10.750%	7/15/23	CCC+	1,575,000
3,000		AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	3,058,735
565		Century Aluminum Co, 144A	7.500%	6/01/21	B+	567,825
1,000		Commercial Metals Co	5.375%	7/15/27	BB+	962,500
1,000		Constellium NV, 144A	6.625%	3/01/25	B2	1,020,000
3,150		Eldorado Gold Corp, 144A	6.125%	12/15/20	B	3,082,905
1,000		First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	961,250
2,000		First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	1,855,000
2,000		FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,995,000
2,000		Freeport-McMoRan Inc.	3.550%	3/01/22	Ba1	1,977,500
1,500		Freeport-McMoRan Inc.	5.400%	11/14/34	Ba1	1,365,000
1,000		Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	1,011,250
1,735		Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	1,793,556
2,000		Northwest Acquisitions ULC / Dominion Finco Inc., 144A	7.125%	11/01/22	BB	1,760,000
1,775		Novelis Corp, 144A	5.875%	9/30/26	B+	1,766,125
2,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB–	2,025,000
3,500		Tronox Inc., 144A	6.500%	4/15/26	B–	3,340,400
1,750		United States Steel Corp	6.875%	8/15/25	B	1,710,625
2,485		Vale Overseas Ltd	6.875%	11/10/39	BBB–	2,845,325
		Total Metals & Mining				38,971,646

		Oil, Gas & Consumable Fuels – 12.0%

1,750		Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	7.000%	11/01/26	BB–	1,682,188
2,270		California Resources Corp, 144A	8.000%	12/15/22	B–	1,782,631
500		Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B–	490,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	$1,327,500
3,000	Chesapeake Energy Corp	8.000%	6/15/27	B+	2,955,000
1,150	Denbury Resources Inc., 144A	9.000%	5/15/21	B	1,118,375
2,900	Denbury Resources Inc., 144A	7.500%	2/15/24	B	2,475,875
1,000	EP Energy LLC / Everest Acquisition Finance Inc., 144A	9.375%	5/01/24	Caa2	355,000
1,500	EP Energy LLC / Everest Acquisition Finance Inc., 144A	8.000%	2/15/25	Caa2	517,500
2,100	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	2,042,250
1,000	Gulfport Energy Corp	6.375%	5/15/25	BB–	905,000
1,500	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	1,503,750
1,300	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	1,261,118
2,000	Oasis Petroleum Inc., 144A	6.250%	5/01/26	BB–	1,905,000
2,095	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	2,150,518
2,175	Peabody Energy Corp, 144A	6.375%	3/31/25	BB	2,118,450
4,000	Pertamina Persero PT, 144A	4.875%	5/03/22	Baa2	4,158,932
3,250	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	3,587,187
3,000	Petroleos Mexicanos	5.375%	3/13/22	BBB+	3,057,000
2,000	Petroleos Mexicanos	5.350%	2/12/28	BBB+	1,856,000
3,000	Southwestern Energy Co	7.500%	4/01/26	BB	3,060,000
2,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	2,031,800
1,000	Sunoco LP / Sunoco Finance Corp, 144A	6.000%	4/15/27	BB	1,002,500
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,902,600
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	940,000
1,250	Whiting Petroleum Corp	6.625%	1/15/26	BB	1,225,000
1,000	WPX Energy Inc.	5.750%	6/01/26	BB–	1,015,000
	Total Oil, Gas & Consumable Fuels				48,426,174

	Personal Products – 0.2%

825	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	802,337

	Pharmaceuticals – 1.9%

425	Bausch Health Americas Inc., 144A	8.500%	1/31/27	B–	450,500
2,500	Bausch Health Cos Inc., 144A	5.875%	5/15/23	B–	2,525,000
1,000	Bausch Health Cos Inc., 144A	5.500%	11/01/25	Ba2	1,021,250
3,500	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	3,531,233
	Total Pharmaceuticals				7,527,983

	Real Estate Management & Development – 1.6%

2,750	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	2,564,375
1,700	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	1,689,375
2,500	WeWork Cos Inc., 144A	7.875%	5/01/25	BB–	2,300,000
	Total Real Estate Management & Development				6,553,750

	Road & Rail – 1.8%

2,028	Herc Rentals Inc., 144A	7.750%	6/01/24	B+	2,152,215
2,995	Hertz Corp/The, 144A	7.625%	6/01/22	B+	3,065,383
2,000	United Rentals North America Inc.	4.875%	1/15/28	BB–	1,945,400
	Total Road & Rail				7,162,998

	Software – 0.6%

925	SS&C Technologies Inc., 144A	5.500%	9/30/27	B+	934,250
1,750	West Corp, 144A	8.500%	10/15/25	B3	1,505,000
	Total Software				2,439,250

	Specialty Retail – 2.5%

2,000	GameStop Corp, 144A	6.750%	3/15/21	Ba1	2,015,000
2,500	goeasy Ltd, 144A	7.875%	11/01/22	BB–	2,625,000
1,750	L Brands Inc.	6.875%	11/01/35	Ba1	1,511,563
1,500	PetSmart Inc., 144A	5.875%	6/01/25	B3	1,256,250
1,750	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,815,625
1,000	Sonic Automotive Inc.	6.125%	3/15/27	B+	907,500
	Total Specialty Retail				10,130,938

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Technology Hardware, Storage & Peripherals – 1.5%

$1,250	GCI LLC	6.875%	4/15/25	B+	$1,304,688
1,190	NCR Corp	6.375%	12/15/23	BB	1,223,534
1,500	Seagate HDD Cayman	4.875%	6/01/27	Baa3	1,431,099
2,000	Western Digital Corp	4.750%	2/15/26	Baa3	1,907,500
	Total Technology Hardware, Storage & Peripherals				5,866,821

	Thrifts & Mortgage Finance – 0.4%

1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	1,693,125

	Trading Companies & Distributors – 1.0%

2,500	Ashtead Capital Inc., 144A	5.250%	8/01/26	BBB–	2,556,250
1,500	H&E Equipment Services Inc., 144A	5.625%	9/01/25	BB–	1,496,250
	Total Trading Companies & Distributors				4,052,500

	Transportation Infrastructure – 0.4%

1,500	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,535,625

	Wireless Telecommunication Services – 3.9%

1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,904,750
2,500	Digicel Ltd, 144A	6.000%	4/15/21	B3	2,081,775
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB–	2,695,000
1,505	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB	1,580,250
2,150	Level 3 Financing Inc.	5.250%	3/15/26	BB	2,144,625
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,440,000
1,000	Sprint Corp	7.625%	3/01/26	B+	1,015,000
2,800	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	2,863,000
	Total Wireless Telecommunication Services				15,724,400
	Total Corporate Bonds (cost $462,861,859)				457,924,546

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	SOVEREIGN DEBT – 9.5% (6.7% of Total Investments)

	Argentina – 0.7%

$1,000	Republic of Argentina	6.875%	4/22/21	B	$912,500
2,350	Republic of Argentina	7.500%	4/22/26	B	1,992,800
3,350	Total Argentina				2,905,300

	Bahrain – 0.5%

2,000	Kingdom of Bahrain, 144A	7.000%	10/12/28	BB–	2,144,040

	Costa Rica – 0.8%

2,900	Republic of Costa Rica, 144A	4.250%	1/26/23	B+	2,744,125
400	Republic of Costa Rica, 144A	7.000%	4/04/44	B+	381,500
3,300	Total Costa Rica				3,125,625

	Dominican Republic – 1.0%

3,000	Dominican Republic, 144A	5.500%	1/27/25	BB–	3,082,500
1,000	Dominican Republic, 144A	6.875%	1/29/26	BB–	1,097,500
4,000	Total Dominican Republic				4,180,000

	Egypt – 0.8%

3,000	Arab Republic of Egypt, 144A	5.875%	6/11/25	B+	2,973,840

	El Salvador – 0.6%

2,100	Republic of El Salvador, 144A	7.750%	1/24/23	B–	2,212,875

	Ghana – 0.8%

3,325	Republic of Ghana, 144A	8.125%	3/26/32	B	3,308,641

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (2)	Coupon	Maturity		Ratings (3)	Value

	Guatemala – 0.7%

$3,000	Republic of Guatemala, 144A	4.375%	6/05/27		Ba1	$2,882,400

	Honduras – 0.5%

1,000	Honduras Government, 144A	8.750%	12/16/20		BB–	1,073,750
1,000	Honduras Government, 144A	6.250%	1/19/27		BB–	1,056,250
2,000	Total Honduras					2,130,000

	Nigeria – 0.3%

1,000	Republic of Nigeria, 144A	7.625%	11/21/25		B+	1,066,210

	Oman – 0.2%

1,000	Oman Government International Bond, 144A	4.750%	6/15/26		Ba1	913,434

	South Africa – 1.1%

4,000	Republic of South Africa	5.875%	9/16/25		Baa3	4,219,320

	Sri Lanka – 0.7%

3,000	Republic of Sri Lanka, 144A	6.125%	6/03/25		B	2,917,593

	Turkey – 0.8%

2,500	Republic of Turkey	5.750%	3/22/24		BB	2,364,700
900	Republic of Turkey	7.375%	2/05/25		BB	903,384
3,400	Total Turkey					3,268,084
$38,475	Total Sovereign Debt (cost $38,920,914)					38,247,362

Principal Amount (000)	Description (2), (4)	Coupon	Maturity		Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 6.9% (4.8% of Total Investments)

	Banks – 5.3%

$1,200	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)		Ba2	$1,071,000
2,000	Barclays PLC, Reg S	7.875%	N/A (5)		BB+	2,065,632
2,000	BNP Paribas SA, 144A	6.625%	N/A (5)		BBB–	1,997,500
2,000	Credit Agricole SA, 144A	7.875%	N/A (5)		BBB–	2,146,436
2,215	Credit Agricole SA, 144A	8.125%	N/A (5)		BBB–	2,487,782
925	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)		BB–	874,125
2,000	Lloyds Banking Group PLC	7.500%	N/A (5)		Baa3	2,060,000
2,255	Royal Bank of Scotland Group PLC	7.500%	N/A (5)		BB+	2,297,281
3,115	Societe Generale SA, 144A	6.750%	N/A (5)		BB+	2,873,588
2,500	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (5)		BBB–	2,634,375
935	UniCredit SpA, Reg S	8.000%	N/A (5)		B+	874,146
21,145	Total Banks					21,381,865

	Capital Markets – 1.6%

1,500	Credit Suisse Group AG, 144A	7.500%	N/A (5)		BB	1,586,166
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (5)		BB	1,543,125
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (5)		Ba1	1,846,600
1,500	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (5)		BBB–	1,522,545
6,500	Total Capital Markets					6,498,436
$27,645	Total Contingent Capital Securities (cost $27,696,659)					27,880,301

Principal Amount (000)	Description (2)	Coupon	Maturity		Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.7% (4.8% of Total Investments)

	Automobiles – 0.7%

$3,000	General Motors Financial Co Inc.	5.750%	N/A	(5)	BB+	$2,628,750

Principal Amount (000)	Description (2)			Coupon	Maturity		Ratings (3)	Value

	Banks – 1.5%

$3,000	Bank of America Corp			6.100%	N/A	(5)	BBB–	$3,174,330
1,500	Citigroup Inc.			5.950%	N/A	(5)	BB+	1,530,000
1,320	JPMorgan Chase & Co			6.750%	N/A	(5)	Baa2	1,447,156
5,820	Total Banks							6,151,486

	Capital Markets – 1.4%

2,000	Dresdner Funding Trust I, 144A			8.151%	6/30/31		Ba1	2,520,000
3,000	Morgan Stanley			5.550%	N/A	(5)	BB+	3,052,800
5,000	Total Capital Markets							5,572,800

	Commercial Services & Supplies – 0.4%

1,500	AerCap Global Aviation Trust, 144A			6.500%	6/15/45		Ba1	1,516,875

	Electric Utilities – 0.3%

1,000	AES Gener SA, 144A			7.125%	3/26/79		BB	1,022,500

	Food Products – 0.9%

1,500	Land O’ Lakes Inc., 144A			8.000%	N/A	(5)	BB	1,545,000
2,000	Land O’ Lakes Inc., 144A			7.000%	N/A	(5)	BB	1,925,000
3,500	Total Food Products							3,470,000

	Insurance – 0.5%

2,000	QBE Insurance Group Ltd, Reg S			6.750%	12/02/44		BBB	2,120,000

	Wireless Telecommunication Services – 1.0%

2,000	Colombia Telecomunicaciones SA ESP, 144A			8.500%	9/30/67		BB–	2,069,700
2,000	Vodafone Group PLC, (WI/DD)			7.000%	4/04/79		N/R	2,032,836
4,000	Total Wireless Telecommunication Services							4,102,536
$25,820	Total $1,000 Par (or similar) Institutional Preferred (cost $26,228,695)							26,584,947

Principal Amount (000)	Description (2)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)		Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.9% (2.1% of Total Investments)

	Commercial Services & Supplies – 0.2%

$1,000	Packers Holdings LLC, (WI/DD)	TBD	TBD	TBD	TBD		B+	$970,000

	Containers & Packaging – 0.4%

1,496	Pregis Holding I Corp	6.101%	3-Month LIBOR	3.500%	5/20/21		B	1,477,242
200	Tank Holding Corp, (WI/DD)	TBD	TBD	TBD	TBD		B	200,605
1,696	Total Containers & Packaging							1,677,847

	Health Care Providers & Services – 1.0%

2,000	Auris Luxembourg III Sarl, (WI/DD)	TBD	TBD	TBD	TBD		B+	2,002,500
1,995	RegionalCare Hospital Partners Holdings Inc.	6.982%	1-Month LIBOR	4.500%	11/16/25		B+	1,977,235
3,995	Total Health Care Providers & Services							3,979,735

	IT Services – 0.5%

2,000	NeuStar Inc.	6.999%	1-Month LIBOR	4.500%	8/08/24		BB–	1,963,330

	Professional Services – 0.6%

2,500	Dun & Bradstreet Corp/The	7.490%	1-Month LIBOR	5.000%	2/06/26		BB	2,476,562

	Specialty Retail – 0.2%

1,000	PetSmart Inc., (WI/DD)	TBD	TBD	TBD	TBD		B3	899,505
$12,191	Total Variable Rate Senior Loan Interests (cost $11,889,859)							11,966,979

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (2)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7% (0.4% of Total Investments)

	Food Products – 0.3%

50,000	CHS Inc.	7.100%		N/R	$1,326,500

	Oil, Gas & Consumable Fuels – 0.4%

60,000	NuStar Energy LP	8.500%		B1	1,425,600
	Total $25 Par (or similar) Retail Preferred (cost $2,872,500)				2,752,100
	Total Long-Term Investments (cost $570,470,486)				565,356,235

Principal Amount (000)	Description (2)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.1% (1.5% of Total Investments)

	REPURCHASE AGREEMENTS – 2.1% (1.5% of Total Investments)
$8,449	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $8,450,264, collateralized by $8,800,000 U.S. Treasury Notes, 1.125%, due 9/30/21, value $8,622,064	1.200%	4/01/19		$8,449,419
	Total Short-Term Investments (cost $8,449,419)				8,449,419
	Total Investments (cost $578,919,905) – 142.4%				573,805,654
	Other Assets Less Liabilities – (42.4)% (8)				(170,826,246)
	Net Assets – 100%				$402,979,408

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	$2,678,408	Canadian Dollar	3,562,979	Goldman Sachs Bank USA	5/31/2019	$8,315

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(84)	6/19	$(10,281,752)	$(10,434,375)	$(152,623)	$23,625

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$379,727	$379,727

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spread, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$457,924,546	$—	$457,924,546
Sovereign Debt	—	38,247,362	—	38,247,362
Contingent Capital Securities	—	27,880,301	—	27,880,301
$1,000 Par (or similar) Institutional Preferred	—	26,584,947	—	26,584,947
Variable Rate Senior Loan Interests	—	11,966,979	—	11,966,979
$25 Par (or similar) Retail Preferred	2,752,100	—	—	2,752,100

Short-Term Investments:
Repurchase Agreements	—	8,449,419	—	8,449,419

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	8,315	—	8,315
Futures Contracts*	(152,623)	—	—	(152,623)
Interest Rate Swaps*	—	379,727	—	379,727
Total	$2,599,477	$571,441,596	$—	$574,041,073
*	Represents net unrealized appreciation (depreciation).

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(2)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(5)	Perpetual security. Maturity date is not applicable.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(10)	Principal Amount (000) rounds to less than $1,000.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.